PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 330,479	$ 333,473